Loans, borrowings, cash and cash equivalents and short-term investments (Details 3) $ in Millions	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 12,304
Estimated future interest payments	6,602
2024
IfrsStatementLineItems [Line Items]
Principal	657
Estimated future interest payments	779
2025
IfrsStatementLineItems [Line Items]
Principal	451
Estimated future interest payments	752
2026
IfrsStatementLineItems [Line Items]
Principal	572
Estimated future interest payments	724
2027
IfrsStatementLineItems [Line Items]
Principal	1,700
Estimated future interest payments	625
Between 2028 and 2030
IfrsStatementLineItems [Line Items]
Principal	3,274
Estimated future interest payments	1,540
2031 onwards
IfrsStatementLineItems [Line Items]
Principal	5,650
Estimated future interest payments	$ 2,182